Document And Entity Information	Sep. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	Autonomix Medical, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 14, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41940
Entity, Tax Identification Number	47-1607810
Entity, Address, Address Line One	21 Waterway Avenue, Suite 300
Entity, Address, City or Town	The Woodlands
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77380
City Area Code	713
Local Phone Number	588-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMIX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001617867